Acquisitions	6 Months Ended
Jun. 30, 2021
Acquisitions
Acquisitions

17.  Acquisitions

Acquisition of TLA Acquisition Corp. (Lovers)

On March 1, 2021, we acquired 100% of the equity of TLA for cash consideration of $24.9 million. TLA is the parent company of the Lovers family of stores, a leading omnichannel online and brick-and-mortar sexual wellness chain, with 41 stores in five states.

The primary drivers for the acquisition were to leverage TLA’s brick-and-mortar presence, e-commerce capabilities, attractive brand positioning and customer database.

The following table sets forth the revised preliminary allocation of the purchase price for TLA to the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from TLA (in thousands):

Tangible net assets and liabilities:
Cash	$1,823
Inventory	7,614
Property and equipment	2,214
Accounts payable	(1,319)
Other net assets	(5,826)
Total net assets	4,506
Intangible assets:
Trade name	4,100
Total intangible assets	4,100
Net assets acquired	8,606
Purchase consideration	24,916
Goodwill	$16,310

The estimated fair value of the assets and liabilities acquired was determined by our management, which considered, among other factors, a valuation report prepared by an independent third-party valuation firm. Trade name consists of the TLA trade name/domain and its fair value was estimated using a relief-from-royalty method. Unfavorable leasehold interest is due to the fair values of acquired lease contracts having contractual rents higher than fair market rents. This liability will be wound down as an offset to rent expense over a four-year period, which is the average remaining contractual life of the acquired leases. The unfavorable leasehold interest liability is included in the other net assets amount in the table above.

The updates to the estimated purchase price allocation in the second quarter of 2021 were primarily related to the step-up in inventory. The total acquisition consideration was greater than the fair value of the net assets acquired resulting in the recognition of goodwill of $16.3 million. The factors that make up the goodwill amount primarily pertain to the value of the expected synergies resulting in strengthening and expansion of our e-commerce and brick-and-mortar market positions. Although this TLA acquisition does not give rise to any new tax deductible goodwill, TLA has tax deductible goodwill of $19.0 million from a previous acquisition.

TLA’s operating results are consolidated with Playboy’s beginning on March 1, 2021. Therefore, the consolidated results of operations for the six months ended June 30, 2021 may not be comparable to the same period in 2020. TLA’s results of operations for the six months ended June 30, 2021 are presented in the table below:

Six Months Ended June 30, 2021
Net revenues	$18,515
Costs and expenses
Cost of sales	(9,087)
Selling and administrative expenses	(9,147)
Total costs and expenses	(18,234)
Operating income	281
Nonoperating expense	2
Net income	$283

Pro Forma Financial Information (Unaudited)

The following table summarizes certain of our supplemental pro forma financial information for the three and six months ended June 30, 2021 and 2020, as if the acquisition of TLA had occurred as of January 1, 2020. The unaudited pro forma financial information for the three and six months ended June 30, 2021 and 2020 reflects (i) the reduction in amortization expense based on fair value adjustments to the intangible assets acquired from TLA; (ii) the reduction in rent expense due to the amortization of unfavorable leasehold interest acquired from TLA; and (iii) the reversal of interest expense on TLA’s debt that was settled on the acquisition date. Transaction costs incurred by us and TLA during the three months ended June 30, 2021 were immaterial. For the six months ended June 30, 2021, transaction costs incurred by us and TLA were $0.9 million and $0.7 million, respectively. The unaudited pro forma financial information is for comparative purposes only and is not necessarily indicative of what would have occurred had the acquisition been made at that date or of results which may occur in the future (in thousands).

	Three Months Ended June 30,				Six Months Ended June 30,
	2021		2020		2021		2020
	As Reported	Pro Forma	As Reported	Pro Forma	As Reported	Pro Forma	As Reported	Pro Forma
Net revenues	$49,851	$49,851	$34,557	$39,740	$92,531	$101,380	$66,331	$81,381
Net loss	$(8,916)	$(8,916)	$(3,616)	$(5,621)	$(13,913)	$(12,502)	$(6,025)	$(7,259)